Filed electronically with the Securities and Exchange Commission on
                                January 18, 2000

                                                             File No. 333-65661
                                                             File No. 811-09057

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                  /___/
                         Pre-Effective Amendment No. __         /___/
                         Post-Effective Amendment No. 7         /_X_/
                                       And
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940         /___/

                                 Amendment No. 8                /_X_/


                               KEMPER FUNDS TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                 Philip J. Collora, Vice President and Secretary
                 -----------------------------------------------
                               Kemper Funds Trust
                               ------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/ Immediately upon filing pursuant to paragraph  (b)             /___/ 60 days after filing pursuant to paragraph (a)(1)
/___/ 75 days after filing pursuant to paragraph (a)(2)              /___/ On ____________ pursuant to paragraph (b)
/_X_/ On April 3, 2000 pursuant to paragraph (a)(1)                  /___/ On ____________ pursuant to paragraph (a)(3) of Rule 485

/___/ If the following is appropriate, check the preceding box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                       LONG-TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT-TERM
                                                                       WORLD(SM)



April 3, 2000

Prospectus

                                                       KEMPER S&P 500 INDEX FUND


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                                                             [LOGO] KEMPER FUNDS

HOW THE                              INVESTING IN
FUND WORKS                           THE FUND

  2 Kemper S&P 500 Index Fund         10 Choosing A Share Class

  8 Other Policies and Risks          15 How To Buy Shares

                                      16 How To Exchange Or Sell Shares

                                      17 Policies You Should Know About

                                      23 Understanding Distributions
                                         And Taxes

How The Fund Works

This fund invests mainly in common stocks, as a way of seeking growth of your investment.

The fund invests mainly in growth companies: those that seem poised for above-average growth of earnings.

Remember that mutual funds are investments, not bank deposits. They're not guaranteed or insured by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

TICKER SYMBOLS  CLASS: A)   B)   C)

Kemper S&P 500
Index Fund

FUND GOAL The fund seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index.

The Fund's Main Strategy

The fund seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index. It does this by investing at least 80% of [net][total] assets in common stocks of the large U.S. companies comprise the index.

In choosing stocks, the fund uses an indexing strategy, seeking to approximate the risk and return of the S&P 500 Index. To do this, the portfolio managers use a statistical process to select stocks whose performance as a group is expected to be very close to that of the index. The fund may avoid a stock if the managers believe it could be difficult to sell or if the company has suffered unusual declines. The fund seeks to keep its composition of the portfolio similar to the index in industry distribution, market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields). Over the long term, the portfolio managers seek a correlation between the performance of the fund, before expenses, and the index, of 98% or better. A figure of 100% would indicate perfect correlation.

Because the fund incurs expenses that the index does not have, and does not invest in all of the stocks in the index, its long term performance is likely to be slightly lower or higher than that of the index.

The fund will normally sell a stock when it is removed from the index or as a result of its statistical process.


[ICON]
OTHER INVESTMENTS

Although most of the fund's investments are common stocks, the fund may also invest up to 20% of [net] [total] assets in stock index futures and options, as well as short-term debt securities. The fund typically invests new flows of money in index futures in order to gain immediate exposure to the index.

The Main Risks Of Investing In The Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks may be less risky than shares of smaller companies, but at times may not perform as well either. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies.

The fund's index strategy involves several risks. Because the fund is designed to reflect the performance of the index, it can't take any measures to manage losses in a market downturn. The fund could underperform the index during short periods or over the long term, either because its selection of stocks failed to track the index or because of the effects of expenses or shareholder transactions.

Other factors that could affect performance include:

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund is designed for long-term investors who want a fund that is designed to avoid substantially underperforming the overall large-cap stock market.

Performance

As this is a new fund, no past performance data are available.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------
Fee Table                                        Class A  Class B   Class C
------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases  4.50%    None      None
(as % of offering price)
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of     None*    4.00%     1.00%
redemption proceeds)
------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                                    %        %         %
------------------------------------------------------------------------------
Distribution (12b-1) Fee
------------------------------------------------------------------------------
Other Expenses**
------------------------------------------------------------------------------
Total Annual Operating Expenses
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A Shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares               $           $            $           $
------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------
Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares               $           $            $           $
------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------

THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee.

The fund's subadviser is Deutsche Asset Management, L.L.C. Deutsche Asset Management L.L.C. is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. Deutsche Asset Management L.L.C. provides a full range of investment advisory services to institutional clients. Deutsche Asset Management L.L.C. serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.


[ICON] FUND MANAGERS

The following people handle the fund's day-to-day management:


o

o

o


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

Other Policies And Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This prospectus doesn't tell you about every policy or risk of investing in the fund. For more information, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Investing In The Fund

[ICON] The following pages tell you about many of the services, choices and benefits of being a Kemper Funds shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing A Share Class


[GRAPHIC OMITTED]

In this prospectus, there are three share classes for the fund. Each class has its own fees and expenses, offering you a choice of cost structures.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

------------------------------------------------------------------------------
 Classes and features                    Points to help you compare
------------------------------------------------------------------------------
 Class A
 o Sales charges of up to 4.5%,          o Some investors may be able to
   charged when you buy shares             reduce or eliminate their sales
 o In most cases, no charges when you      charges; see next page
   sell shares                           o Total annual expenses are lower
 o No distribution fee                     than those for Class B or Class C
------------------------------------------------------------------------------
 Class B
 o No charges when you buy shares        o The deferred sales charge rate
 o Deferred sales charge of up to          falls to zero after six years
   4.00%, charged when you sell shares   o Shares automatically convert to
   you bought within the last six years    Class A after six years after
 o 0.75% distribution fee                  purchase, which means lower
                                           annual expenses going forward
------------------------------------------------------------------------------
 Class C
 o No charges when you buy shares        o The deferred sales charge rate is
 o Deferred sales charge of 1.00%,         lower, but your shares never
   charged when you sell shares you        convert to Class A, so annual
   bought within the last year             expenses remain higher
 o 0.75% distribution fee
------------------------------------------------------------------------------

Class A shares

Class A shares have a sales charge that varies with the amount you invest:



                     Sales charge     Sales charge
                     as a % of        as a % of your
Your investment      offering price   net investment
---------------------------------------------------------
Up to $100,000        4.50             4.71
---------------------------------------------------------
$100,000-$249,999     3.50             3.63
---------------------------------------------------------
$250,000-$499,999     2.60             2.67
---------------------------------------------------------
$500,000-$999,999     2.00             2.04
---------------------------------------------------------
$1 million or more    0.00             0.00
---------------------------------------------------------

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of Kemper shares you already own (including shares in certain other Kemper funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several Kemper funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on.

Class B shares have a contingent deferred sales charge (CDSC). This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares   CDSC on shares you sell
-----------------------------------------------------------
First year                     4.00%
-----------------------------------------------------------
Second or third year           3.00
-----------------------------------------------------------
Fourth or fifth year           2.00
-----------------------------------------------------------
Sixth year                     1.00
-----------------------------------------------------------
Seventh year and later         None
                               (automatic conversion to
                               Class A)
-----------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a contingent deferred sales charge (CDSC), but only on shares you sell within one year of buying them:


Year after you bought shares    CDSC on shares you sell
----------------------------------------------------------
First year                      1.00%
----------------------------------------------------------
Second year and later           None
----------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares


Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

------------------------------------------------------------------------------
 First investment                        Additional investments
------------------------------------------------------------------------------
 $1,000 or more for regular accounts     $100 or more for regular accounts

 $250 or more for IRAs                   $50 or more for IRAs

                                         $50 or more with an Automatic
                                         Investment Plan
------------------------------------------------------------------------------
 Through a financial representative

 o Contact your representative using     o Contact your representative using
   the method that's most convenient       the method that's most convenient
   for you                                 for you
------------------------------------------------------------------------------
 By mail or express mail (see below)

 o Fill out and sign an application      o Send a check and a Kemper
                                           investment slip to us at the
 o Send it to us at the appropriate        appropriate address below
   address, along with an investment
   check                                 o If you don't have an investment
                                           slip, simply include a letter with
                                           your name, account number, the full
                                           name of the fund and the share class
                                           and your investment instructions
------------------------------------------------------------------------------
 By wire

 o Call (800) 621-1048 for instructions  o Call (800) 621-1048 for instructions
------------------------------------------------------------------------------
 By phone

 --                                      o Call (800) 621-1048 for
                                           instructions
------------------------------------------------------------------------------
 With an automatic investment plan

 --                                      o To set up regular investments,
                                           call (800) 621-1048
------------------------------------------------------------------------------
 On the Internet

 o Follow the instructions at            o Follow the instructions at
   www.kemper.com                          www.kemper.com
------------------------------------------------------------------------------


Regular mail: Kemper Funds, PO Box 219415, Kansas City, MO 64121-9415

Express, registered, or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800)-818-7526 (for exchanging and selling only)

How to Exchange Or Sell Shares

Use these instructions to exchange or sell shares in your account.

------------------------------------------------------------------------------
 Exchanging into another fund            Selling shares
------------------------------------------------------------------------------
 $1,000 or more to open a new account    Some transactions, including most
                                         for over $50,000, can only be
 $100 or more for exchanges between      ordered in writing with a signature
 existing accounts                       guarantee; if you're in doubt, see
                                         page 00
------------------------------------------------------------------------------
 Through a financial representative

 o Contact your representative by the    o Contact your representative by
   method that's most convenient for       the method that's most convenient
   you                                     for you
------------------------------------------------------------------------------
 By phone or wire

 o Call (800) 621-1048 for instructions  o Call (800) 621-1048 for instructions
------------------------------------------------------------------------------
 By mail, express mail or fax
 (see previous page)

 Write a letter that includes:           Write a letter that includes:

 o the fund, class and account number    o the fund, class and account
   you're exchanging out of                number from which you want to
                                           sell shares
 o the dollar amount or number of
   shares you want to exchange           o the dollar amount or number of
                                           shares you want to sell
 o the name and class of the fund you
   want to exchange into                 o your name(s), signature(s) and
                                           address, as they appear on your
 o your name(s), signature(s) and          account
   address, as they appear on your
   account                               o a daytime telephone number

 o a daytime telephone number
------------------------------------------------------------------------------
 With a systematic exchange plan         With a systematic withdrawal plan

 o To set up regular exchanges from a    o To set up regular cash payments
   Kemper fund account, call               from a Kemper fund account, call
   (800) 621-1048                          (800) 621-1048
------------------------------------------------------------------------------
 On the Internet

 o Follow the instructions at            o Follow the instructions at
   www.kemper.com                          www.kemper.com
------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.

EXPRESS-Transfer lets you set up a link between a Kemper account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that, with respect to certain pre-authorized privileges, as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are normally completed within 24 hours. The fund can only send or accept wires of $1,000 or more.

Exchanges among Kemper funds are an option for most shareholders. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www. kemper.com to get up-to-date information, review balances or even place orders for exchanges.

When you want to sell more than $100,000 worth of shares or send the proceeds to a third party or to a new address you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a contingent deferred sales charge (CDSC), we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one Kemper fund into another don't affect CDSCs: for each investment you make, the date you first bought Kemper shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner)

o        withdrawals made through a systematic withdrawal plan

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the applicable commission


In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you sell shares in a Kemper fund and then decide to invest with Kemper again within six months, you can take of advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Kemper. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is received in proper form, although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the fund calculates share price

The price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

Class B and Class C shares -- net asset value per share, or NAV

To calculate NAV, each share class of the fund uses the following equation:

   TOTAL ASSETS - TOTAL LIABILITIES
 ------------------------------------   =  NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

For the fund and each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions And Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
-------------------------------------------------------
o short-term capital gains from selling fund shares
-------------------------------------------------------
o  income dividends you receive from a fund
-------------------------------------------------------
o short-term capital gains distributions received from a fund

Generally taxed at capital gains rates
-------------------------------------------------------
o long-term capital gains from selling fund shares
-------------------------------------------------------
o long-term capital gains distributions received from a
  fund
-------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes the fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends- received deduction for a portion of income dividends they receive.

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Kemper or the SEC (see below). Materials you get from Kemper are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-6009
www.sec.gov
Tel (800) SEC-0330

Kemper Funds
222 South Riverside Plaza
Chicago, IL 60606-5808
www.kemper.com
Tel (800) 621-1048

--------------------------------------------------------------------------------

SEC File Numbers

Kemper S&P 500 Index Fund              811-09057



Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail info@kemper.com
Tel (800) 621-1048


[LOGO] KEMPER FUNDS
Long-term investing in a short-term world(SM)

                               KEMPER FUNDS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                  April 3, 2000

                            KEMPER S&P 500 INDEX FUND

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048


     This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for Kemper S&P 500 Index Fund (the "Fund"), a diversified series of Kemper Funds Trust ("KFT" or the "Trust"). It should be read in conjunction with the Fund's prospectus dated April 3, 2000. The prospectus may be obtained without charge from the Fund at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials on the SEC's Internet web site (http://www.sec.gov).

---------------

TABLE OF CONTENTS
                                                                            Page
                                                                            ----
     Investment Restrictions................................................  2

     Investment Policies and Techniques.....................................  3

     Portfolio Transactions.................................................  11

     Investment Manager and Underwriter.....................................  13

     Purchase, Repurchase and Redemption of Shares..........................  19

     Dividends, Distributions and Taxes.....................................  32

     Performance............................................................  36

     Officers and Trustees..................................................  37

     Shareholder Rights.....................................................  40

     Net Asset Value........................................................  31

     Additional Information.................................................  42


Scudder Kemper Investments, Inc. acts as the Fund's investment manager and Deutsche Asset Management L.L.C., acts as the Fund's sub-adviser.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund has elected to be classified as a diversified series of a registered open-end management investment company.

The Fund may not, as a fundamental policy:

        (a)       borrow  money,  except as permitted  under the 1940 Act and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction from time to time;

        (b) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        (c) purchase physical commodities or contracts relating to physical commodities;

        (d) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

        (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

        (f)       make  loans  except as  permitted  under the 1940 Act,  and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time; or

        (g) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund will concentrate its investments in the financial services industry.

With regard to Item (e) above, to the extent the Fund holds real estate acquired as a result of the Fund's ownership of securities such holdings would be subject to the Fund's non-fundamental investment restriction on illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

The Fund may not, as a non-fundamental policy which may be changed by the Trustees without a vote of shareholders:

         (1) invest for the purpose of exercising control over management of any company;

         (2) invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies will be in compliance with the 1940 Act; or

         (3) invest more than 15% of the value of its net assets in illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond that specified limit resulting from a change in values or net assets will not be considered a violation.

Master/feeder Fund Structure. The Board of Trustees may determine, without further shareholder approval, in the future that the objective of the Fund would be achieved more effectively by investing in a master fund in a master/feeder structure. A master/feeder structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds in the master fund in an effort to achieve possible economies of scale and efficiencies in portfolio management, while preserving separate identities, management or distribution channels at the feeder fund level. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and the realization of taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and the realization of taxable gain or loss.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program would be subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund would participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings would extend overnight, but could have a maximum duration of seven days. Loans could be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

INVESTMENT POLICIES AND TECHNIQUES

General. The Fund is a diversified series of Kemper Funds Trust, an open-end, registered management investment company. There is no assurance that the investment objective of the Fund will be achieved. The return and net asset value of the Fund will fluctuate. Kemper S&P 500 Index Fund will seek to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser") and Deutsche Asset Management L.L.C (the "Sub-adviser"), in their discretion, might, but are not required to, use in managing the Fund's assets. The Adviser employs such practice, technique or instrument at its discretion. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund, but, to the extent employed, could, from time to time, have a material impact on the Fund's performance.

Additional Information Regarding the S&P 500 Index

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund, or the timing of the issuance or sale of shares of the Fund, or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

General Investment Policies and Techniques

Equity Securities. The Fund may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Ratings Services ("S&P") or Aa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-adviser; (iii) commercial paper;
(iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-adviser.

Certificates Of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a description of commercial paper ratings, see Appendix A.

Derivatives. The Fund may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of the Fund and when consistent with the Fund's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Fund, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security;
(ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund identifies, as part of a segregated account, cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Lending Of Portfolio Securities. The Fund has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Fund may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by the Sub-adviser (or its affiliates) and the Sub-adviser may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Fund could experience a loss. In all cases, the Adviser must find the creditworthiness of the other party to the transaction satisfactory.

Index Futures Contracts and Options on Index Futures Contracts

Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. The Fund may enter into contracts for the purchase or sale for future delivery of the Index.

At the same time a futures contract on the Index is entered into, the Fund must allocate cash or securities as a deposit payment ("initial margin"). Initial margin deposits are set by exchanges and may range between 1% and 10% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by buying entering into an opposite position in the identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it enters into futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market.

Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Fund, if the Adviser's investment judgment about the general direction of the Index is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of a decrease in the Index which would adversely affect the value of the securities held in its Fund and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options On Index Futures Contracts. The Fund may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when the Fund is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

The writing of a call option on a futures contract with respect to the Index may constitute a partial hedge against declining prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the Fund assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Board of Trustees of the Fund has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. In compliance with current CFTC regulations, the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

Options On Securities Indexes. The Fund may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the Index. The Fund may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Fund.

By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

The Fund may purchase call and put options on the Index. The Fund would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Fund would normally purchase put options in anticipation of a decline in the market value of the Index ("protective puts"). The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Fund would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

The Fund has adopted certain other nonfundamental policies concerning index option transactions which are discussed below. The Fund's activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Asset Coverage. To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Fund's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

Investment Company Securities. The Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

PORTFOLIO TRANSACTIONS

Under the sub-advisory agreement between Scudder Kemper Investments, Inc. (the "Adviser") and Deutsche Asset Management L.L.C., the Sub-Adviser places all orders for purchases and sales of the Fund's securities. At times investment decisions may be made to purchase or sell the same investment securities of the Fund and for one or more of the other clients managed by the Sub-Adviser. When two or more such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Fund will be able to write on a particular security.

The above-mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Fund. On the other hand, the ability of the Fund to participate in volume transactions may produce better executions for the Fund in some cases. The Board of Trustees believes that the benefits of the Sub-Adviser's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

The Sub-Adviser in effecting purchases and sale of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders. The Sub-Adviser may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provide to the Fund and the Sub-Adviser. Subject to seeking best execution of an order, brokerage is allocated on the basis of all service provided. Any research benefits derived are available for all clients of the Sub-Adviser. In selecting among firms believed to meet the criteria for handling a particular transaction, the Sub-Adviser may give consideration to those firms that have sold or are selling shares of the Fund and of other funds managed by the Adviser and its affiliates, as well as to those firms that provide market, statistical and other research information to the Fund and the Sub-Adviser, although the Sub-Adviser is not authorized to pay higher commissions to firms that provide such services, except as described below.

The Sub-Adviser may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and
research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non research uses and the cost attributable to non-research use is paid by the Sub-Adviser in cash. Subject to Section 28(e) and procedures adopted by the Board of Trustees of KFT, the Fund could pay a firm that provides research services commissions for effecting a securities transactions for the Fund in excess of the amount other firms would have charged for the transaction if the Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or the Sub-Adviser's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising the Fund. Research benefits will be available for all clients of the Sub-Adviser. The sub-advisory fee paid by the Adviser to the Sub-Adviser is not reduced because these research services are received.

The Trustees for the Fund review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

The Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under normal investment conditions, it is anticipated that the portfolio turnover rate in the Fund's initial fiscal year will not exceed 100%.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Scudder Kemper Investments, Inc., an investment counsel firm, 345 Park Avenue, New York, New York, is the Fund's investment manager. This organization is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, the Adviser's predecessor, Scudder Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance.

On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich made the business of its subsidiary, Zurich Kemper Investments, Inc., a part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc. Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

Pursuant to an investment management agreement (the "Agreement"), the Adviser acts as the investment adviser of the Fund, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of KFT if elected to such positions. The investment management agreement provides that the Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliates of the Adviser or its affiliates), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records therefor, taxes and membership dues. KFT bears the expenses of registration of its shares with the SEC, while Kemper Distributors, Inc., as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, the Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board approved a new investment management agreement with the Adviser, which is substantially identical to the investment management agreement dated March 2, 1998, except for the dates of execution and termination. This agreement became effective on September 7, 1998 and was approved at a special shareholder meeting held in December 1998.

The Agreement dated September 7, 1998 was approved by the Trustees in July 1998 and ratified in September, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' notice and automatically terminates in the event of its assignment.

Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines which securities shall be purchased for the portfolio of the Fund, which portfolio securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code") and to the Fund's investment objectives, policies and restrictions and subject, further, to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as a series of an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

The Adviser pays the compensation and expenses of all Trustees, officers and executive employees of KFT affiliated with the Adviser and makes available, without expense to KFT, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers or Trustees of KFT, subject to their individual consent to serve and to any limitations imposed by law, and provides KFT's office space and facilities.

Under the Agreement, the Fund is responsible for all of its other expenses including organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the fees and expenses of Trustees, officers and employees of KFT who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

The Fund pays the Adviser an investment management fee at the annual rate of ___%. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. All of the Fund's expenses are paid out of gross investment income

In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of KFT who are not "interested persons" of KFT have been represented by Vedder, Price, Kaufman & Kammholz, as independent counsel at the Fund's expense.

The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

Officers and employees of the Adviser from time to time may enter into transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

None of the officers or Trustees of KFT may have dealings with KFT as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

Employees of the Adviser and certain of its subsidiaries are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as those of the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

TO BE UPDATED

SUB-ADVISER. Deutsche Asset Management L.L.C. is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. The Sub-Adviser provides a full range of investment advisory services to institutional clients. The Sub-Adviser serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies. The Sub-Adviser serves as sub-adviser pursuant to the terms of a sub-advisory agreement between it and the Adviser.

Under the terms of the Sub-Advisory Agreement, the Sub-Adviser manages the investment and reinvestment of the Fund's portfolio and will provide such investment advice, research and assistance as the Adviser may, from time to time, reasonably request. The Adviser pays the Sub-Adviser for its services a sub-advisory fee, payable monthly, at the annual rate of ___________________.

The Sub-Advisory Agreement provides that the Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Agreement.

The Sub-Advisory Agreement dated ____________ was approved by the Trustees on _____________ and remains in effect until ____________ unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the Sub-Advisory Agreement shall continue in effect through _______________ and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of KFT, and (b) by the shareholders of the Fund or the Board of Trustees of KFT. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by the Adviser or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement. The Sub-Adviser may not terminate the Sub-Advisory Agreement prior to ______________. Thereafter, the Sub-Adviser may terminate the Sub-Advisory Agreement upon 90 days' notice to the Adviser.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, is the principal underwriter and distributor for the shares of KFT and acts as agent of KFT in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KFT pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

CLASS A SHARES. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of Class A shares and pays out a portion of this sales charge or allows concessions or discounts to firms for the sale of the Fund's Class A shares.

CLASS B AND C SHARES. Since the 12b-1 Plan provides for fees payable as an expense of each of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, each agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

For its services under the 12b-1 Plan, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges received on redemptions of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the 12b-1 Plan, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charges--Class C Shares."

RULE 12B-1 PLAN. If a Rule 12b-1 Plan (the "Plan") for a class is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to such Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

The distribution agreement and Rule 12b-1 Plan continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of KFT, including the Trustees who are not interested persons of KFT and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund for that Fund or by KDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of KFT and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The 12b-1 Plan may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement.

ADMINISTRATIVE SERVICES. Administrative services are provided to KFT under an administrative services agreement ("administrative agreement") with KDI. KDI bears all of its expenses of providing services pursuant to the administrative agreement between KDI and KFT, including the payment of service fees. KFT pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of each of the Class A, B and C shares of the Fund.

KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in KFT. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in the Fund's accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and C shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or KFT. Firms to which service fees may be paid may include affiliates of KDI.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fee that it receives from KFT to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of the Fund's assets that is in accounts for which a firm of record provides administrative services.

Certain trustees or officers of KFT are also directors or officers of the Adviser or KDI as indicated under "Officers and Trustees."

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee of 0.025% on the first $150 million of average net assets on an annual basis, 0.0075% on the next $850 million, and 0.0045% over $1 billion pursuant to the fund accounting agreement.

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, as custodian has custody of all securities and cash of the Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by KFT. Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as transfer agent and dividend-paying agent and "Shareholder Service Agent" of the Fund. KSvC receives as transfer agent as follows: annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charges (Class B only), an asset-based fee of 0.08% and out-of-pocket reimbursement.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young, LLP, 223 South Wacker Drive, Chicago, Illinois, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PURCHASE, REPURCHASE AND REDEMPTION OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of the Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                                Annual 12b-1 Fees
                                                               (as a % of average
                                      Sales Charge              daily net assets)           Other Information
                                      ------------              -----------------           -----------------

                 Class A     Maximum  initial  sales charge           None            Initial sales charge
                             of 4.50% of the  public  offering                        waived or reduced for certain
                             price                                                    purchases

                 Class B     Maximum  contingent   deferred           0.75%           Shares convert to Class A
                             sales    charge   of   4%   of                           shares six years after
                             redemption proceeds;  declines                           issuance
                             to zero after six years

                 Class C     Contingent    deferred   sales           0.75%           No conversion feature
                             charge of 1% of  redemption  proceeds
                             for  redemptions  made  during
                             first year after purchase

-------------------
(1) Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.

The minimum initial investment for each class of the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                                      Sales Charge
                                                                      ------------
                                                                                          Allowed to Dealers
                                                 As  a  Percentage  As a Percentage  of  as a Percentage  of
                 Amount of Purchase              of Offering Price  Net Asset Value*     Offering Price
           ------------------------------------- ------------------ -------------------- ---------------------

                                       15

           Less than $100,000..............             4.50              4.71                 4.00
           $100,000 but less than $250,000.             3.50              3.63                 3.00
           $250,000 but less than $500,000.             2.60              2.67                 2.25
           $500,000 but less than $1 million            2.00              2.04                 1.75
           $1 million and over.............             0.00**            0.00**                ***

----------
*    Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***  Commission is payable by KDI as discussed below.

The Fund receives the entire net asset value of all its shares sold. KDI, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may re-allow to dealers up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of the Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which the investment manager does not serve as investment manager and KDI does not serve as Distributor ("non-Kemper Fund") provided that:
(a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. The redemption of the shares of the non-Kemper Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of the Fund may be purchased at net asset value by: (a) any purchaser, provided that the amount invested in such Fund or other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of the purchase of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."

KDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the subaccount recordkeeping system made available through Kemper Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund or of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) any trust, pension, profit-sharing or other benefit plan for only such persons; (d) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (e) persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs of such trusts that have such programs. Class A shares of the Fund may be sold at net asset value through certain investment advisers registered under the 1940 Act and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares of the Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell during specified time periods certain minimum amounts of shares of the Fund, or other Fund underwritten by KDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

The Fund reserves the right to withdraw all or any part of the offering made herein and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Tax identification number. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this Statement of Additional Information.

Shares of the Fund are sold at their public offering price, which is the net asset value per share of each class of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until KFT determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by KFT at the applicable net asset value per share of such Fund as described herein.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares or Class C shares by certain classes of persons or through certain types of transactions as described herein are provided because of anticipated economies of scale in sales and sales-related efforts.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).

Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

CONTINGENT  DEFERRED  SALES  CHARGE--LARGE  ORDER  NAV  PURCHASE  PRIVILEGE.   A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.


                                                                               Contingent
                                                                               Deferred
                                     Year of Redemption After Purchase         Sales Charge
                                    ------------------------------------------ ----------------
                                    First.............................         4%
                                    Second............................         3%
                                    Third.............................         3%
                                    Fourth............................         2%
                                    Fifth.............................         2%
                                    Sixth.............................         1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer-sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent, and (g) for redemption of shares by an employer sponsored employee benefit plan that (i) offers funds in addition to Kemper Funds (i.e., "multi-manager"), and (ii) whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Fund or any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the other listed Kemper Funds. A shareholder of the Fund or other Kemper Funds who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in the same class of shares as the case may be, of the Fund or of other Kemper Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge schedule. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Kemper Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of the Fund, the reinvestment in shares of the Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

REDEMPTION IN KIND. Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash.

SPECIAL FEATURES

CLASS A SHARES--COMBINED PURCHASES. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper Value Series, Inc., Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value+Growth Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Global/International Series, Inc., Kemper Equity Trust, Kemper Securities Trust, Kemper Income Trust, Kemper Funds Trust, and Kemper Aggressive Growth Fund ("Kemper Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered a "Kemper Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of

Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Funds", (b) all classes of shares of any Kemper Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included for this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of calculating the contingent deferred sales charge.

CLASS B SHARES. Class B shares of the Fund and Class B shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of calculating the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of the Fund and Class C shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

GENERAL. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange through another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan ("Bank Direct Deposit"), investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct

Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

TAX-SHELTERED   RETIREMENT   PLANS.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

 o Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

 o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

 o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

KFT may suspend the right of  redemption  or delay  payment more than seven days
(a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for KFT to determine the value of the Fund's net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of KFT's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the SEC, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel or ruling by the Internal Revenue Service or other assurance acceptable to KFT to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares and the assessment of the administrative services fee with respect to each Class does not result in KFT's dividends constituting "preferential dividends" under the Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described herein.

NET ASSET VALUE

The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS. The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

The Fund normally distributes semi-annually dividends of net investment income. The Fund distributes any net realized short-term and long-term capital gains at least annually. Income and capital gain dividends of the Fund are automatically reinvested in additional shares of the Fund, without a sales charge, unless the investor makes an election otherwise. Distributions of net capital gains realized during each fiscal year will be made at least annually in December. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, generally will not be liable for federal income taxes to the extent its earnings are distributed. To so qualify, the Fund must satisfy certain income and asset diversification requirements, and must distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain). Distributions of investment company taxable income are taxable to shareholders as ordinary income.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment  company  taxable  income  includes   dividends,   interest  and  net
short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as capital gains taxable to individuals at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss, which the Fund designates as capital gain dividends, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Kemper Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Equity options (including covered call options on portfolio stock) written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option and, in the case of an exercise of the option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in the Fund's portfolio. If the Fund writes a call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

Many futures and forward contracts entered into by the Fund and all listed nonequity options written or purchased by the Fund (including covered call options written on debt securities and options purchased or written on futures contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year (and generally, on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked-to-market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and similar financial instruments entered into by the Fund will be treated as ordinary income or loss.

Positions of the Fund consisting of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

Positions  of the Fund  consisting  of at least one  position  not  governed  by
Section 1256 and at least one future, forward, or nonequity option contract which is governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain futures, forward or option contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contracts and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest change to reflect the value of the tax deferral deemed to have resulted from the ownership if the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U..S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign investment company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of stock would be deductible as ordinary losses to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

If the Fund holds zero coupon securities or other securities which are issued at a discount a portion of the difference between the issue price and the face value of such securities ("original issue discount") will be treated as income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund level. In addition if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deductions for dividends received by corporations. In such an event, dividends of investment company taxable income received from the Fund by its corporate shareholders to the extent attributable to such portion of accrued original issue discount may be eligible for this deduction for dividends received by a corporation if so designated by the Fund in a written notice to shareholders. If the Fund acquires a debt instrument at a market discount, a portion of the gain recognized (if any) on disposition of such instrument may be treated as ordinary income.

The Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

A shareholder who redeems shares of the Fund that are held as a capital asset will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of the Fund or any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described under "Redemption or Repurchase of Shares--Reinvestment Privilege." If redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of the Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of the Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

The Fund is organized as a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to be treated as a regulated investment company under Subchapter M of the Code.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the

U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

PERFORMANCE

The Fund's historical performance or return for a class of shares may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without adjusting to deduct the maximum sales charge.

Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for purposes of the "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B shares and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B shares and Class C shares would be reduced if such charge were included.

Because some of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% of the offering price. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class

C shares may be subject to a 1% contingent deferred sales charge in the first year following the purchase. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost. The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's Financial Services Index, the Standard & Poor's 500 Composite Stock Price Index, the Russell 1000(R) Index, the Russell 1000(R) Growth Index, the Wilshire Large Company Growth Index, the Wilshire 750 Mid Cap Company Growth Index, the Standard & Poor's/Barra Value Index, the Standard & Poor's/Barra Growth Index, the Russell 1000(R) Value Index, the Europe/Australia/Far East Index, International Finance Corporation's Latin America Investable Return Index, the Morgan Stanley Capital International World Index, the J.P. Morgan Global Traded Bond Index, and the Salomon Brothers World Government Bond Index. The performance of the Fund may also be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market fund and U.S. Treasury obligations. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index(TM) for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

Investors may want to compare the performance of the Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, IBC Financial Data Inc.'s Money Fund Report (All Taxable). As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.


OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI are listed below:

JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly, a career United States Foreign Service Officer, Energy Adviser for the White House; United States Ambassador to Saudi Arabia, 1973-76.

JAMES R. EDGAR ( 7/22/46), Trustee, 1927 County Road 150 E, Seymour, IL; Distinguished Fellow, University of Illinois Institute of Government and Public Affairs; formerly, Governor of the State of Illinois, 1991-1998; Illinois Secretary of State, 1981-1990; Director of Legislative Affairs, Office of the Governor of Illinois, 1979-1980; Representative in Illinois General Assembly, 1976-1979.

ARTHUR R. GOTTSCHALK (2/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois, Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelly Corp.; formerly, attorney.

FREDERICK T. KELSEY (4/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Northern Institutional Funds; formerly, Trustee of the Pilot Fund.

THOMAS W. LITTAUER (4/26/55), Trustee, Chairman, and Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

KATHRYN L. QUIRK (12/3/52), Trustee and Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRED B. RENWICK (2/1/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director,
TIFF Investment Program, Inc.; Director, the Wartburg Foundation; Chairman, Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church of America.

CORNELIA M. SMALL (7/28/44), Trustee and Vice President*, 345 Park Avenue, New York, New York, Managing Director, Adviser.

JOHN G. WEITHERS (8/8/33), Trustee, 311 Spring Lake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company, President of the Members of the Corporation and Trustee, DePaul University.

MARK  S.  CASADY  (9/21/60),   President*,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Adviser; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63) Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

VALERIE F. MALTER (7/25/58), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ELIZABETH D. SMITH (10/27/46), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser.

WILLIAM F. TRUSCOTT (9/14/60), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT D. TYMOCZKO (2/3/70), Vice President*, 101 California Street, San Francisco, California; Assistant Vice President, Adviser.

*        "Interested persons" as defined in the 1940 Act.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows estimated amounts to be paid or accrued to those trustees who are not designated "interested persons" during the Trust's current fiscal year except that the information in the last column is for calendar year 1999.

                                                                                Total Compensation
                                        Aggregate Compensation                   Kemper Funds Paid
Name of Board Member                   From Kemper Funds Trust*                 to Board Members(3)
--------------------                   ------------------------                 -------------------

James E. Akins                                     $                                     $
James R. Edgar (1)                                 $                                     $
Arthur R. Gottschalk(2)                            $                                     $
Frederick T. Kelsey                                $                                     $
Fred B. Renwick                                    $                                     $
John G. Weithers                                   $                                     $


*        Estimated
(1)      Elected trustee on May 27, 1999
(2) Includes deferred fees. Pursuant to deferred compensation agreements with the Funds, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. The total deferred fees (including interest thereon) accrued for the eight month fiscal period ending August 31, 1999, payable from the Funds to Mr. Gottschalk was $2,5000.
(3) Includes compensation for service on the Boards of 13 Kemper funds, with 36 fund portfolios. Each trustee currently serves as a board member of 15 Kemper Funds with 51 fund portfolios.

SHAREHOLDER RIGHTS

The Fund is a series of Kemper Funds Trust, an open-end Massachusetts business trust established under an Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") dated _______________, 1998.

The Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of KFT, or any registration of the Fund with the SEC or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental policies or restrictions.

Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of trustees), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting only the Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the Outstanding Shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the Outstanding Shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act. A majority of the Trustees shall be present in person at any regular or special meeting of the Trustees in order to constitute a quorum for the transaction of business at such meeting and, except as otherwise required by law, the act of a majority of the Trustees present at any such meetings, at which a quorum is present, shall be the act of the Trustees.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

ADDITIONAL INFORMATION

Other Information

The CUSIP number of the Class A shares of the Fund is _________.
The CUSIP number of the Class B shares of the Fund is __________.
The CUSIP number of the Class C shares of the Fund is __________.

The Fund has a fiscal year ending __________.

Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Sub-Adviser in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

Costs of $__________ incurred by the Fund, in conjunction with its organization, are amortized over the five-year period beginning _________, 2000.

Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company.

The law firm of Dechert Price & Rhoads is counsel to the Fund.

The name "Kemper Funds Trust" is the designation of the Trust for the time being under a Declaration of Trust dated __________, 1998, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the SEC in Washington, D.C.

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------

Item 23       Exhibits
-------       --------

              (a)                       Declaration of Trust, dated October 14, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

              (b)                       By-Laws, dated October 14, 1998, is incorporated by reference to
                                        Pre-Effective Amendment No. 1 to the Registration Statement.

              (c)          (1)          Establishment and Designation of Series of Beneficial Interest,
                                        dated October 14, 1998, is incorporated by reference to
                                        Pre-Effective Amendment No. 1 to the Registration Statement.

                           (2)          Establishment and Designation of Series of Beneficial Interest,
                                        dated March __, 2000.
                                        (To be filed by amendment.)

              (d)          (1)          Investment Management Agreement between the Registrant, on behalf of Kemper Large Company Growth Fund, and Scudder Kemper
                                        Investments, dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

                           (2)          Investment Management Agreement between the Registrant, on behalf of Kemper Research Fund, and Scudder Kemper Investments, dated
                                        December 28, 1998, is incorporated by reference to Pre-Effective
                                        Amendment No. 1 to the Registration Statement.

                           (3)          Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Value+Growth Fund, and Scudder Kemper
                                        Investments, dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

                           (4)          Investment Management Agreement between the Registrant, on behalf of Kemper S&P 500 Index Fund, and Scudder Kemper Investments, dated
                                        March __, 2000.
                                        (To be filed by amendment.)

              (e)                       Underwriting and Distribution Services Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated December 28, 1998 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

              (f)                       Underwriting and Distribution Services Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated October 1, 1999.
                                        (To be filed by amendment.)

              (g)                       Inapplicable.

              (h)                       Custody Agreement between the Registrant and State Street Bank and
                                        Trust Company is incorporated by reference to Post-Effective
                                        Amendment No. 5 to the Registration Statement, as filed on October


                                       2

                                        15, 1999.

              (i)                       Custody Agreement between the Registrant and State Street Bank and
                                        Trust Company, as amended October 1, 1999.
                                        (To be filed by amendment.)

              (j)          (1)          Agency Agreement dated December 28, 1998 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (1)(a)       Amendment No. 1 the Agency Agreement dated July 15, 1999 is incorporated by reference to Post-Effective Amendment No. 5 to the
                                        Registration Statement, as filed on October 15, 1999.

                           (2)          Administrative Services Agreement, dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (3)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Large Company Growth Fund, and Scudder Fund
                                        Accounting Corp., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (4)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Research Fund, and Scudder Fund Accounting Corp.,
                                        dated December 28, 1998, is incorporated by reference to
                                        Pre-Effective Amendment No. 1 to the Registration Statement.

                           (5)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Small Cap Value+Growth Fund, and Scudder Fund
                                        Accounting Corp., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (6)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper S&P 500 Index Fund, and Scudder Fund Accounting
                                        Corp., dated March __, 2000.
                                        (To be filed by amendment.)

              (k)                       Opinion and Consent of Legal Counsel.
                                        (To be filed by amendment.)

              (l)                       Consent of Independent Accountants.
                                        (To be filed by amendment.)

              (m)                       Inapplicable.

              (n)                       Inapplicable.

              (o)          (1)          12b-1 Plan between Kemper Large Company Growth Fund (Class B shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (2)          12b-1 Plan between Kemper Large Company Growth Fund (Class C

                                       3

                                        shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (3)          12b-1 Plan between Kemper Research Fund (Class B shares)and Kemper
                                        Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (4)          12b-1 Plan between Kemper Research Fund (Class C shares) and Kemper
                                        Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (5)          12b-1 Plan between Kemper Small Cap Value+Growth Fund (Class B shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (6)          12b-1 Plan between Kemper Small Cap Value+Growth Fund (Class C shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (7)          12b-1 Plan between Kemper S&P 500 Index Fund (Class B shares) and
                                        Kemper Distributors, Inc., dated March __, 2000.
                                        (To be filed by amendment.)

                           (8)          12b-1 Plan between Kemper S&P 500 Index Fund (Class C shares) and
                                        Kemper Distributors, Inc., dated March __, 2000.
                                        (To be filed by amendment.)

              (p)                       Inapplicable

              (q)                       Multi-Distribution System Plan, dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

Item 24.          Persons Controlled or under Common Control with Fund.
--------          -----------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

                                       5

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                           Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                            Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director, Vice President and Chief Information Officer, Scudder Kemper Investments,
                           Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.  Principal Underwriters
--------  ----------------------

               (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

               (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer and   Trustee and Vice President
                                           Vice Chairman

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Trustee and Vice
                                           Officer & Vice President                President

         James J. McGovern                 Chief Financial Officer & Treasurer     None

         Linda J. Wondrack                 Vice President & Chief Compliance       Vice President
                                           Officer

         Paula Gaccione                    Vice President                          None

         Herbert A. Christiansen           Vice President                          None

         Robert A. Rudell                  Vice President                          None

         Michael E. Harrington             Managing Director                       None

         William M. Thomas                 Managing Director                       None

         Robert Froehlich                  Managing Director                       None

         Michael Curran                    Managing Director                       None

         C. Perry Moore                    Managing Director                       None

         Lorie O'Malley                    Managing Director                       None

         David Swanson                     Managing Director                       None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and
                                                                                   Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Chairman                      President

         Stephen R. Beckwith               Director                                None

         (c) Not applicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA or, in the case of records concerning transfer agency and shareholder service agent functions, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.     Management Services
--------     -------------------

         Not applicable.

Item 30.     Undertakings
--------     ------------

         Not applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 12th day of January, 2000.

                                                           KEMPER FUNDS TRUST



                                                           By  /s/Mark S. Casady
                                                               -----------------
                                                               Mark S. Casady
                                                               President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/James E. Akins
--------------------------------------
James E. Akins*                             Trustee                                      January 12, 2000
/s/James R. Edgar
--------------------------------------
James R. Edgar*                             Trustee                                      January 12, 2000
/s/Arthur R. Gottschalk
--------------------------------------
Arthur R. Gottschalk*                       Trustee                                      January 12, 2000
/s/Frederick T. Kelsey
--------------------------------------
Frederick T. Kelsey*                        Trustee                                      January 12, 2000
/s/Thomas W. Littauer
--------------------------------------
Thomas W. Littauer*                         Chairman, Trustee and Vice President         January 12, 2000
/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee and Vice President                   January 12, 2000
/s/Fred B. Renwick
--------------------------------------
Fred B. Renwick*                            Trustee                                      January 12, 2000
/s/John G. Weithers
--------------------------------------
John G. Weithers*                           Trustee                                      January 12, 2000
/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           January 12, 2000
                                            Accounting Officer)



*By:     /s/Philip J. Collora
         --------------------
         Philip J. Collora


Attorney-in-fact pursuant to powers of attorney for James E. Akins, Arthur R. Gottschalk, Frederick T. Kelsey, Thomas W. Littauer, Kathryn L. Quirk, Fred B. Renwick, and John G. Weithers contained in Post-Effective Amendment No. 5 to the Registration Statement.

Attorney-in-fact pursuant to power of attorney for James R. Edgar contained in Post-Effective Amendment No. 6 to the Registration Statement.

                                                         File No. 333-65661
                                                         File No. 811-09057

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 7
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                 AMENDMENT NO. 8

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               KEMPER FUNDS TRUST

                               KEMPER FUNDS TRUST

                                  EXHIBIT INDEX

                            To be filed by amendment